SCHEDULE OF SUBSIDIARY (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Aug. 25, 2023	Mar. 15, 2023	Mar. 09, 2023	Dec. 31, 2022
Aether Holdings Inc [Member]
Date of Incorporation	Aug. 15, 2023	Aug. 15, 2023
Place of Incorporation	Delaware, US	Delaware, US
Ownership description	Parent	Parent
Principal Activities	Holding Company	Holding Company
Sundial Capital Research Inc [Member]
Date of Incorporation	Jan. 22, 2003	Jan. 22, 2003
Place of Incorporation	Minnesota, US	Minnesota, US
Principal Activities	Software Service	Software Service
Percentage of ownership	100.00%	100.00% [1]
Elixir [Member]
Percentage of ownership			100.00%	100.00%	90.00%	70.00%

[1]	From July 16, 2021, to December 31, 2022, Elixir owned approximately 70% of the equity interests of Sundial;